Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2025
Finance income and expense [Abstract]
Net Finance Income/(Expense)

	Year ended December 31,
	2025	2024	2023
	$’000	$’000	$’000
Finance income
Finance income on cash, cash equivalents and other financial assets	2,625	2,628	1,890
Gain on cash equivalents and other financial assets at FVTPL	6,046	3,598	2,950
Interest income under effective interest rate method at FVOCI	2,457	3,647	4,138
Finance income	11,128	9,873	8,978

Finance expense
Finance expense on investments	(428)	(669)	(660)
Finance expense on lease liability	(35)	(48)	(63)
Finance expense	(463)	(717)	(723)